Earnings per Share - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Earnings Per Share [Abstract]
Antidilutive shares (in shares)	38,149,453	24,323,190	80,873,293	24,524,698	22,554,740
Conversion ratio			132.13667